Net interest income	12 Months Ended
Dec. 31, 2019
Net interest income
Net interest income

Note 2. Net interest income

Skr mn	2019	2018	2017
Interest income
Loans to credit institutions	2,005	1,475	789
Loans to the public	2,656	2,534	2,265
Loans in the form of interest-bearing securities	829	672	629
Interest-bearing securities excluding loans in the form of interest-bearing securities	686	523	458
Derivatives	-291	-210	-372
Administrative remuneration CIRR-system(1)	194	157	125
Other assets	4	2	2
Total interest income	6,083	5,153	3,896

Interest expenses
Interest expenses excl. resolution fee	-4,197	-3,445	-2,020
Resolution fee	-169	-266	-193
Total interest expenses	-4,366	-3,711	-2,213
Net interest income	1,717	1,442	1,683

Skr mn	2019	2018	2017
Interest income were related to:
Available-for-sale financial assets	—	—	426
Financial assets at fair value through profit or loss	700	574	253
Derivatives used for hedge accounting	-303	-261	-253
Financial assets at amortized cost	5,686	4,840	3,470
Total interest income	6,083	5,153	3,896

Interest expenses were related to:
Available-for-sale financial assets	—	—	-93
Financial liabilities at fair value through profit or loss	1,183	704	278
Financial assets measured at fair value through profit or loss – negative – interest on income	-72	-104	—
Financial assets measured at amortized cost - negative interest income	-9	-27	-37
Derivatives used for hedge accounting	-286	106	1,479
Financial liabilities at amortized cost	-5,182	-4,390	-3,840
Total interest expenses	-4,366	-3,711	-2,213
Net interest income	1,717	1,442	1,683

Interest income geographical areas
Skr mn	2019	2018	2017
Sweden	3,172	2,458	1,724
Europe except Sweden	927	932	723
Countries outside of Europe	1,984	1,763	1,449
Total interest income	6,083	5,153	3,896

Interest income per product group
Skr mn	2019	2018	2017
Lending to Swedish exporters	1,954	1,709	1,398
Lending to exporters’ customers(2)	1,510	1,452	1,251
Liquidity	2,619	1,992	1,247
Total interest income	6,083	5,153	3,896
(1)	Including administrative remuneration for concessionary loans by Skr 2 million (2018: Skr 2 million).
(2)	In interest income for Lending to exporters’ customers, Skr 192 million (2018: Skr 155 million) represent remuneration from the CIRR-system (see note 24).